Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2013
Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY GOVERNMENT INCOME TRUST
Central Index Key	dei_EntityCentralIndexKey	0000773674
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	ACGIT
Document Creation Date	dei_DocumentCreationDate	Jun. 04, 2014
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2013
Prospectus Date	rr_ProspectusDate	Aug. 01, 2013
SHORT-TERM GOVERNMENT FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	ACGIT_SupplementTextBlock

American Century Government Income Trust
Summary Prospectus and Prospectus Supplement

Supplement dated June 5, 2014

Short-Term Government Fund
Summary Prospectus dated August 1, 2013
Ginnie Mae Fund ■ Government Bond Fund ■  Inflation-Adjusted Bond Fund
Short-Term Government Fund
Prospectus dated August 1, 2013

The following changes are effective July 28, 2014.

The following replaces the third sentence under the Fees and Expenses section on page 1 of the Short-Term Government summary prospectus and page 17 of the prospectus.

More information about these and other discounts, as well as variations in charges that may apply to purchases of $500,000 or more, is available from your financial professional and in Calculation of Sales Charges on page 31 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.